Cash and cash equivalents - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents
Cash and cash equivalents	¥ 126,614	$ 17,346	¥ 436,242	¥ 513,351
Restricted usage cash	12,800		16,900
CHINA
Cash and cash equivalents
Cash and cash equivalents	¥ 125,600		¥ 400,100